Revenues	12 Months Ended
Mar. 31, 2025
Revenues [Abstract]
Revenues

2. Revenues

The Company’s revenue is primarily from providing a wide variety of cleaning services, including facilities services, stewarding services, cleaning services to individual customers and other service revenues. Revenue from services is recognized as the services are provided. Service revenue is recognized based on the time incurred by our staff in performing cleaning services and is billed on a monthly basis. The Company offers no discounts, rebates, rights of return, or other allowances to clients which would result in the establishment of reserves against service revenue. Additionally, to date, the Company has not incurred incremental costs in obtaining a client contracts.

Substantially all of our revenue is derived from our operations in Singapore.

Disaggregation of Revenue

The following table presents a disaggregation of our revenue by major category

	For the Years Ended March 31,
Revenue by service line	2025	2024
Facilities cleaning services	$58,594	$56,016
Stewarding services	8,354	10,156
Cleaning services for commercial office tenants	7,089	5,870
Total service revenues from Singapore	74,037	72,042
Other cleaning service revenues from Malaysia	-	53
Sales of products	312	429
	$74,349	$72,524

	For the Years Ended March 31,
Revenue by customer category	2025	2024
Facilities cleaning services
Conservancy common areas	12,764	11,325
Commercial	8,527	10,305
Institutional	15,976	17,202
Multi-family residential	4,835	4,201
Hotel	4,175	4,649
Singapore Changi Airport	11,522	7,247
Industrial	540	516
Others	255	571
	58,594	56,016
Stewarding services	8,354	10,156
Cleaning services for commercial office tenants	7,089	5,870
Total service revenues from Singapore	74,037	72,042
Other cleaning service revenues from Malaysia	-	53
Sales of products	312	429
	$74,349	$72,524